Trade receivables - Disclosure of Trade Receivables Balance (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Financial assets	€ 182,795	€ 239,651	€ 391,460
Trade receivables
Disclosure of financial assets [line items]
Financial assets	100,469	31,324	141,306
Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	72,105	23,484	100,917
Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	24,815	2,857	22,723
Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	3,549	4,983	17,666
Nominal value of outstanding trade receivables | Trade receivables
Disclosure of financial assets [line items]
Financial assets	102,597	35,441	146,007
Nominal value of outstanding trade receivables | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	73,969	26,938	103,930
Nominal value of outstanding trade receivables | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	24,815	3,115	22,864
Nominal value of outstanding trade receivables | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	3,813	5,388	19,213
Less: Loss allowance | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(2,128)	(4,117)	(4,701)
Less: Loss allowance | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(1,864)	(3,454)	(3,013)
Less: Loss allowance | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0	(258)	(141)
Less: Loss allowance | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	€ (264)	€ (405)	€ (1,547)